Consolidated Statement of Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUES
Gross written premiums	¥ 567,086	¥ 535,826	¥ 511,966
Less: premiums ceded to reinsurers	(5,238)	(4,503)	(3,661)
Net written premiums	561,848	531,323	508,305
Net change in unearned premium reserves	(1,570)	700	(1,395)
Net premiums earned	560,278	532,023	506,910
Investment income	139,919	125,167	122,727
Net realised gains on financial assets	1,831	(19,591)	42
Net fair value gains through profit or loss	19,251	(18,278)	6,183
Other income	8,195	8,098	7,493
Total revenues	729,474	627,419	643,355
BENEFITS, CLAIMS AND EXPENSES
Insurance benefits and claims expenses - Life insurance death and other benefits	(127,877)	(248,736)	(259,708)
Insurance benefits and claims expenses - Accident and health claims and claim adjustment expenses	(50,783)	(40,552)	(33,818)
Insurance benefits and claims expenses - Increase in insurance contract liabilities	(330,807)	(189,931)	(172,517)
Investment contract benefits	(9,157)	(9,332)	(8,076)
Policyholder dividends resulting from participation in profits	(22,375)	(19,646)	(21,871)
Underwriting and policy acquisition costs	(81,396)	(62,705)	(64,789)
Finance costs	(4,255)	(4,116)	(4,601)
Administrative expenses	(40,275)	(37,486)	(35,953)
Other expenses	(9,602)	(7,642)	(6,426)
Statutory insurance fund contribution	(1,163)	(1,097)	(1,068)
Total benefits, claims and expenses	(677,690)	(621,243)	(608,827)
Net gains on investments of associates and joint ventures	8,011	7,745	7,143
Including: share of profit of associates and joint ventures	9,159	7,745	7,143
Profit before income tax	59,795	13,921	41,671
Income tax	(781)	(1,985)	(8,919)
Net profit	59,014	11,936	32,752
Attributable to:
Equity holders of the Company	58,287	11,395	32,253
Non-controlling interests	¥ 727	¥ 541	¥ 499
Basic and diluted earnings per share	¥ 2.05	¥ 0.39	¥ 1.13
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Fair value gains/(losses) on available-for-sale securities	¥ 69,600	¥ (24,591)	¥ (15,003)
Amount transferred to net profit from other comprehensive income	(4,635)	19,549	(42)
Portion of fair value changes on available-for-sale securities attributable to participating policyholders	(19,521)	(32)	5,605
Share of other comprehensive income of associates and joint ventures under the equity method	599	735	20
Exchange differences on translating foreign operations	237	598	(865)
Income tax relating to components of other comprehensive income	(11,292)	1,716	2,359
Other comprehensive income that may be reclassified to profit or loss in subsequent periods	34,988	(2,025)	(7,926)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Share of other comprehensive income of associates and joint ventures under the equity method	(76)
Other comprehensive income for the year, net of tax	34,912	(2,025)	(7,926)
Total comprehensive income for the year, net of tax	93,926	9,911	24,826
Attributable to:
Equity holders of the Company	93,134	9,325	24,341
Non-controlling interests	¥ 792	¥ 586	¥ 485